Other current assets	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	Other current assets
An analysis of Other current assets is set forth below:

(€ million)	2025	2024	2023
Tax receivables, other than corporate income taxes	759	782	768
Prepaid expenses	918	895	768
Other receivables(a)	1,480	1,446	1,448
Currency derivatives measured at fair value (see Note D.20.)	99	217	201
Other financial assets at fair value through profit or loss	17	115	112
Other current financial assets(b)	793	371	158
Total	4,066	3,826	3,455
(a)This line mainly comprises advance payments to suppliers, and receivables relating to Sanofi's activities as agent under a transitional services agreement.
(b)This item mainly comprises bank loans and receivables maturing in less than one year with high-grade counterparties. As of December 31, 2025, this item also includes debt instruments derived from the acquisition of Blueprint Medicines with maturities of more than 3 months at inception and less than
12 months at December 31, 2025.